Share-Based Payments - Model Inputs for STI Performance Rights Granted (Parenthetical) (Detail)	12 Months Ended
	Jun. 30, 2025 shares	Jun. 30, 2024 shares	Jun. 30, 2023 shares
Disclosure of other equity instruments [line items]
Granted during the fiscal year Number	0	0
Short term incentives performance rights [member]
Disclosure of other equity instruments [line items]
Granted during the fiscal year Number		0	0
Equity incentive plan [member]
Disclosure of other equity instruments [line items]
Outstanding options		0	0
Granted during the fiscal year Number	0	0	0
Equity incentive plan [member] | Short term incentives performance rights [member] | Vesting Period One [Member]
Disclosure of other equity instruments [line items]
Number of other equity instruments due to vest in share based payment arrangement		3,147,952	2,700,000
Equity incentive plan [member] | Short term incentives performance rights [member] | Vesting Period Two [Member]
Disclosure of other equity instruments [line items]
Number of other equity instruments due to vest in share based payment arrangement		3,147,952	2,700,000
Equity incentive plan [member] | Short term incentives performance rights [member] | Vesting Period Three [Member]
Disclosure of other equity instruments [line items]
Number of other equity instruments due to vest in share based payment arrangement		447,952